Pay vs Performance Disclosure	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2024	Feb. 23, 2024	Dec. 31, 2024	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
IV. PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of SEC Regulation S-K, the Company is providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, see Compensation Discussion and Analysis.
The following table reports the compensation of our CEO and the average compensation of the other named executive officers (the “Other NEOs”) as reported in the Summary Compensation Table (“SCT”) for the past five fiscal years, as well as their “compensation actually paid” (or “CAP”) as calculated pursuant to recently adopted SEC rules, and certain performance measures required by the rules.

											Value of Initial Fixed $00 Investment Based On:
	SCT Total for CEO[1]	CAP to CEO[2]	SCT Total for CEO[1]	CAP to CEO[2]	SCT Total for CEO[1]	CAP to CEO[2]	SCT Total for CEO[1]	CAP to CEO[2]	Average SCT Total for Other NEOs[1]	Average CAP to Other NEOs[2]	Total Shareholder Return[3]	S&P U.S. BMI Bank Index	Net (Loss) Income[4]	Diluted EPS[5]
Year	(Mr. Otting)	(Mr. Otting)	(Mr. Dinello)	(Mr. Dinello)	(Mr. Cangemi)	(Mr. Cangemi)	(Mr. Ficalora)	(Mr. Ficalora)	($)	($)	($)	($)	($ in millions)	($)
2024	34,817,072	28,467,075	13,122,666	12,355,928	258,188	(8,096,879)	—	—	5,300,456	3,729,311	34.14	143.68	(1,118)	(3.49)
2023	—	—	—	—	4,837,091	6,324,186	—	—	1,918,769	2,473,292	110.61	107.32	(79)	(0.49)
2022	—	—	—	—	6,280,354	4,408,948	—	—	4,504,698	3,471,410	87.19	98.38	650	3.77
2021	—	—	—	—	8,652,305	9,452,320	—	—	2,653,231	2,993,324	115.54	118.61	596	1.20
2020	—	—	—	—	—	—	5,095,874	(6,769,897)	2,607,607	2,383,152	94.18	87.24	511	1.02

(1)
Joseph Otting, Alessandro DiNello, and Thomas R. Cangemi were CEO in 2024. Thomas R. Cangemi was the CEO for 2023, 2022 and 2021, and Joseph R. Ficalora was the CEO for 2020. The Non-CEO Named Executive Officers (NEOs) for 2024 are Bao Nguyen, Craig Gifford, John J. Pinto, Lee Smith, Reginald Davis, and Richard Raffetto. The Non-CEOs for 2023 were John J. Pinto, John T. Adams, Lee Smith, and Reginald Davis. The Non-CEOs for 2022 were Robert Wann, John J. Pinto, John T. Adams, Lee Smith, and Reginald Davis. The Non-CEOs for 2021 were Robert Wann, John J. Pinto, John T. Adams, and R. Patrick Quinn. The Non-CEOs for 2020 were Robert Wann, Thomas R. Cangemi, John J. Pinto and John T. Adams.

(2)
The amounts reported in these columns represent the amount of Compensation Actually Paid to Joseph Otting, Alessandro DiNello, and Thomas R. Cangemi, and average amount of Compensation Actually Paid to Other NEO’s as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Otting, Mr. DiNello, Mr. Cangemi and the Other NEO’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the SCT to determine the Compensation Actually Paid:

	CEO MR. OTTING	CEO MR. DINELLO	CEO MR. CANGEMI	AVERAGE OF OTHER NEO’S
ADJUSTMENTS	2024	2024	2024	2024
Total Compensation as reported in the Summary Compensation Table ("SCT")	$34,817,072	$13,122,666	$258,188	$5,300,456
Pension values as reported in SCT	$—	$—	$—	$—
Fair value of equity awards granted during fiscal year	$(31,500,000)	$(12,672,666)	$—	$(3,966,667)
Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in current year	$—	$—	$—	$—
Fair value of equity compensation granted in current year - value at year-end	$19,625,011	$11,905,928	$—	$3,731,648
Dividends paid on stock in the covered fiscal year prior the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$1,489
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$—	$—	$—	$(675,550)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$—	$—	$(13,386)	$(237,324)
Fair value of Awards granted and vested in current fiscal year	$5,524,991	$—	$—	$—
Fair value of awards forfeited in current fiscal year determined at the end of prior fiscal year	$—	$—	$(7,747,238)	$(389,380)
Forfeited dividends	$—	$—	$(594,443)	$(35,362)
Compensation Actually Paid	$28,467,075	$12,355,928	$ (8,096,879)	$3,729,311

(3)
The Peer Group TSR set forth in this table utilizes the S&P U.S. BMI Banks Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the S&P U.S. BMI Banks Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.

(4)	2024 Net (loss) income as reported on the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024.
(5)	Diluted EPS amounts for 2021 and 2020 have not been adjusted to reflect the impact of the one-for-three reverse stock split announced by the Company on June 27, 2024, that was effective July 11, 2024.

Company Selected Measure Name				Diluted EPS
Named Executive Officers, Footnote
(1)
Joseph Otting, Alessandro DiNello, and Thomas R. Cangemi were CEO in 2024. Thomas R. Cangemi was the CEO for 2023, 2022 and 2021, and Joseph R. Ficalora was the CEO for 2020. The Non-CEO Named Executive Officers (NEOs) for 2024 are Bao Nguyen, Craig Gifford, John J. Pinto, Lee Smith, Reginald Davis, and Richard Raffetto. The Non-CEOs for 2023 were John J. Pinto, John T. Adams, Lee Smith, and Reginald Davis. The Non-CEOs for 2022 were Robert Wann, John J. Pinto, John T. Adams, Lee Smith, and Reginald Davis. The Non-CEOs for 2021 were Robert Wann, John J. Pinto, John T. Adams, and R. Patrick Quinn. The Non-CEOs for 2020 were Robert Wann, Thomas R. Cangemi, John J. Pinto and John T. Adams.

Peer Group Issuers, Footnote
(3)
The Peer Group TSR set forth in this table utilizes the S&P U.S. BMI Banks Index (assuming reinvestment of all dividends), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the S&P U.S. BMI Banks Index, respectively, and assumes reinvestment of all dividends. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in these columns represent the amount of Compensation Actually Paid to Joseph Otting, Alessandro DiNello, and Thomas R. Cangemi, and average amount of Compensation Actually Paid to Other NEO’s as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Otting, Mr. DiNello, Mr. Cangemi and the Other NEO’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the SCT to determine the Compensation Actually Paid:

	CEO MR. OTTING	CEO MR. DINELLO	CEO MR. CANGEMI	AVERAGE OF OTHER NEO’S
ADJUSTMENTS	2024	2024	2024	2024
Total Compensation as reported in the Summary Compensation Table ("SCT")	$34,817,072	$13,122,666	$258,188	$5,300,456
Pension values as reported in SCT	$—	$—	$—	$—
Fair value of equity awards granted during fiscal year	$(31,500,000)	$(12,672,666)	$—	$(3,966,667)
Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in current year	$—	$—	$—	$—
Fair value of equity compensation granted in current year - value at year-end	$19,625,011	$11,905,928	$—	$3,731,648
Dividends paid on stock in the covered fiscal year prior the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$1,489
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$—	$—	$—	$(675,550)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$—	$—	$(13,386)	$(237,324)
Fair value of Awards granted and vested in current fiscal year	$5,524,991	$—	$—	$—
Fair value of awards forfeited in current fiscal year determined at the end of prior fiscal year	$—	$—	$(7,747,238)	$(389,380)
Forfeited dividends	$—	$—	$(594,443)	$(35,362)
Compensation Actually Paid	$28,467,075	$12,355,928	$ (8,096,879)	$3,729,311

Non-PEO NEO Average Total Compensation Amount				$ 5,300,456	$ 1,918,769	$ 4,504,698	$ 2,653,231	$ 2,607,607
Non-PEO NEO Average Compensation Actually Paid Amount				$ 3,729,311	2,473,292	3,471,410	2,993,324	2,383,152
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts reported in these columns represent the amount of Compensation Actually Paid to Joseph Otting, Alessandro DiNello, and Thomas R. Cangemi, and average amount of Compensation Actually Paid to Other NEO’s as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Otting, Mr. DiNello, Mr. Cangemi and the Other NEO’s during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the SCT to determine the Compensation Actually Paid:

	CEO MR. OTTING	CEO MR. DINELLO	CEO MR. CANGEMI	AVERAGE OF OTHER NEO’S
ADJUSTMENTS	2024	2024	2024	2024
Total Compensation as reported in the Summary Compensation Table ("SCT")	$34,817,072	$13,122,666	$258,188	$5,300,456
Pension values as reported in SCT	$—	$—	$—	$—
Fair value of equity awards granted during fiscal year	$(31,500,000)	$(12,672,666)	$—	$(3,966,667)
Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in current year	$—	$—	$—	$—
Fair value of equity compensation granted in current year - value at year-end	$19,625,011	$11,905,928	$—	$3,731,648
Dividends paid on stock in the covered fiscal year prior the vesting date that are not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$1,489
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$—	$—	$—	$(675,550)
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$—	$—	$(13,386)	$(237,324)
Fair value of Awards granted and vested in current fiscal year	$5,524,991	$—	$—	$—
Fair value of awards forfeited in current fiscal year determined at the end of prior fiscal year	$—	$—	$(7,747,238)	$(389,380)
Forfeited dividends	$—	$—	$(594,443)	$(35,362)
Compensation Actually Paid	$28,467,075	$12,355,928	$ (8,096,879)	$3,729,311

Compensation Actually Paid vs. Total Shareholder Return				Compensation Actually Paid[1] compared to TSR:
Compensation Actually Paid vs. Net Income				Compensation Actually Paid[1] compared to Net (Loss) Income:
Compensation Actually Paid vs. Company Selected Measure				Compensation Actually Paid[1] compared to Diluted EPS[2]:
Total Shareholder Return Vs Peer Group				Compensation Actually Paid[1] compared to TSR:
Tabular List, Table
Financial Performance Measures
The metrics that the Company uses for short- and long-term incentive plans are selected to drive the creation of shareholder value through positive business results. The most important financial performance measures used by the Company to link Compensation Actually Paid to NEOs to the Company’s performance for the most recently completed fiscal year are:
•	Total Shareholder Return
•	Net (Loss) Income
•	Diluted Earnings Per Share

Total Shareholder Return Amount				$ 34.14	110.61	87.19	115.54	94.18
Peer Group Total Shareholder Return Amount				143.68	107.32	98.38	118.61	87.24
Net Income (Loss)				$ (1,118,000,000)	$ (79,000,000)	$ 650,000,000	$ 596,000,000	$ 511,000,000
Company Selected Measure Amount | $ / shares				(3.49)	(0.49)	3.77	1.2	1.02
PEO Name	Alessandro DiNello	Thomas R. Cangemi	Joseph Otting		Thomas R. Cangemi	Thomas R. Cangemi	Thomas R. Cangemi	Joseph R. Ficalora
Measure:: 1
Pay vs Performance Disclosure
Name				Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name				Net (Loss) Income
Measure:: 3
Pay vs Performance Disclosure
Name				Diluted Earnings Per Share
Joseph M. Otting [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 34,817,072	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount				28,467,075	0	0	0	0
Alessandro P. DiNello [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				13,122,666	0	0	0	0
PEO Actually Paid Compensation Amount				12,355,928	0	0	0	0
Thomas R. Cangemi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				258,188	4,837,091	6,280,354	8,652,305	0
PEO Actually Paid Compensation Amount				(8,096,879)	6,324,186	4,408,948	9,452,320	0
Joseph R. Ficalora [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	0	0	0	5,095,874
PEO Actually Paid Compensation Amount				0	$ 0	$ 0	$ 0	$ (6,769,897)
PEO | Joseph M. Otting [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Joseph M. Otting [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Joseph M. Otting [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(31,500,000)
PEO | Joseph M. Otting [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				19,625,011
PEO | Joseph M. Otting [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Joseph M. Otting [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,524,991
PEO | Joseph M. Otting [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Joseph M. Otting [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Joseph M. Otting [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Joseph M. Otting [Member] | Forfeited Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alessandro P. DiNello [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alessandro P. DiNello [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alessandro P. DiNello [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(12,672,666)
PEO | Alessandro P. DiNello [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				11,905,928
PEO | Alessandro P. DiNello [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alessandro P. DiNello [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alessandro P. DiNello [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alessandro P. DiNello [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alessandro P. DiNello [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Alessandro P. DiNello [Member] | Forfeited Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas R. Cangemi [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas R. Cangemi [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas R. Cangemi [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas R. Cangemi [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas R. Cangemi [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas R. Cangemi [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas R. Cangemi [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(13,386)
PEO | Thomas R. Cangemi [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,747,238)
PEO | Thomas R. Cangemi [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas R. Cangemi [Member] | Forfeited Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(594,443)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,966,667)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,731,648
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(675,550)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(237,324)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(389,380)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,489
Non-PEO NEO | Forfeited Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (35,362)